UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [x]; Amendment Number: 6
   This Amendment (Check only one.):	[  ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully's Trail
	   Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:

		George Karpus			Pittsford, NewYork 14534			May 14, 2007
		  [Signature]			 	[City, State]		                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   151

Form 13F Information Table Value Total:  789,902
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]































Form 13F Information Table
Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8
Name of Issuer
Title of Class
Cusip
Value (x$1000)
Shares or Prn Amt
Investment Discretion
Other Managers
Voting Authority
ACM MANAGED INCOME FUND
Common Stock
000919100
14,563
3,822,428
Sole
N/a
Sole
ADAMS EXPRESS COMPANY
Common Stock
006212104
12,070
860,945
Sole
N/a
Sole
ALLIANCEBERNSTEIN INCOME FUND
Common Stock
01881E101
2,729
328,458
Sole
N/a
Sole
AMERICAN INCOME FUND, INC.
Common Stock
02672T109
3,904
467,571
Sole
N/a
Sole
AMERICAN STRATEGIC INCOME PORTFOLIO INC.
Common Stock
030098107
601
51,405
Sole
N/a
Sole
BANCROFT CONVERTIBLE FUND, INC.
Common Stock
059695106
857
42,834
Sole
N/a
Sole
BLACKROCK CAPITAL AND INC STRAT FD INC.
Common Stock
09256A109
2,605
128,750
Sole
N/a
Sole
BLACKROCK FLORIDA INSURED MUNI 2008 TERM
Common Stock
09247H106
8,340
575,160
Sole
N/a
Sole
BLACKROCK INCOME OPPORTUNITY TRUST
Common Stock
092475102
1,092
102,950
Sole
N/a
Sole
BLACKROCK INSURED MUNI TERM TRUST
Common Stock
092474105
13,916
1,414,200
Sole
N/a
Sole
BLACKROCK MUNIENHANCED FUND
Common Stock
09253Y100
1,506
138,700
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS FLORIDA
Common Stock
09254P108
1,981
143,100
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS INSURED FUND
Common Stock
09254A101
3,716
280,649
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS INSURED FUND II
Common Stock
09254C107
5,088
388,689
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS NY INSURED FUND
Common Stock
09255C106
300
21,200
Sole
N/a
Sole
BLACKROCK MUNIYIELD CALIFORNIA INSD FD
Common Stock
09254N103
550
38,600
Sole
N/a
Sole
BLACKROCK MUNIYIELD FLORIDA FUND
Common Stock
09254R104
1,506
108,006
Sole
N/a
Sole
BLACKROCK MUNIYIELD FLORIDA INSD FUND
Common Stock
09254T100
211
15,280
Sole
N/a
Sole
BLACKROCK MUNIYIELD INSURED FUND INC.
Common Stock
09254E103
4,883
339,799
Sole
N/a
Sole
BLACKROCK MUNIYIELD MI INSURED
Common Stock
09254V105
781
54,300
Sole
N/a
Sole
BLACKROCK MUNIYIELD PA INSURED
Common Stock
09255G107
1,091
72,500
Sole
N/a
Sole
BLACKROCK MUNIYIELD QUALITY FUND II
Common Stock
09254G108
1,906
151,300
Sole
N/a
Sole
BLACKROCK MUNIYIELD QUALITY FUND, INC.
Common Stock
09254F100
903
63,150
Sole
N/a
Sole
BLACKROCK NEW YORK INSD 2008
Common Stock
09247L107
16,386
1,078,724
Sole
N/a
Sole
BLACKROCK STRAT DVD ACHV TRS
Common Stock
09249Y107
14,233
938,210
Sole
N/a
Sole
BOULDER TOTAL RETURN FUND
Common Stock
101541100
617
28,418
Sole
N/a
Sole
BRANTLEY CAPITAL CORP
Common Stock
105494108
221
83,687
Sole
N/a
Sole
CASTLE CONVERTIBLE FUND - FIDELITY RES
Common Stock
148443104
567
22,901
Sole
N/a
Sole
CEF WESTERN ASSET CLYMOR
Common Stock
95766Q106
861
74,010
Sole
N/a
Sole
CENTRAL SECURITIES CORP
Common Stock
155123102
877
32,671
Sole
N/a
Sole
CITIGROUP GLOBAL MKTS HOLDINGS INC.
Common Stock
173079658
191
19,400
Sole
N/a
Sole
COHEN & STEERS REIT & PR
Common Stock
19247X100
295
9,920
Sole
N/a
Sole
COHEN & STEERS REIT & UTILITY INCOME FUND
Common Stock
19247Y108
7,145
317,570
Sole
N/a
Sole
COHEN & STEERS SEL UTILITY
Common Stock
19248A109
16,763
640,069
Sole
N/a
Sole
COLONIAL INSURED MUNICIPAL FUND
Common Stock
195761101
7,495
541,150
Sole
N/a
Sole
DEFINED STRATEGY FUND, INC.
Common Stock
24476Y100
8,356
410,807
Sole
N/a
Sole
DREYFUS MUNI FUND
Common Stock
26201r102
201
20,775
Sole
N/a
Sole
DTF TAX FREE INCOME, INC.
Common Stock
23334J107
341
23,000
Sole
N/a
Sole
DWS GLOBAL COMMODITIES STOCK FUND, INC.
Common Stock
23338Y100
10,932
674,815
Sole
N/a
Sole
DWS MUNICIPAL INCOME TRUST
Common Stock
23338M106
7,868
695,625
Sole
N/a
Sole
DWS RREEF REAL ESTATE FUND II, INC.
Common Stock
23338X102
4,060
209,810
Sole
N/a
Sole
DWS RREEF REAL ESTATE FUND INC.
Common Stock
233384106
3,544
140,371
Sole
N/a
Sole
EATON VANCE FLORIDA MUNICIPAL INCOME FUND
Common Stock
27826B100
2,315
161,324
Sole
N/a
Sole
EATON VANCE INSURED FLORIDA
Common Stock
27828E102
1,537
107,556
Sole
N/a
Sole
EATON VANCE T/A GL DVD INCM
Common Stock
27828S101
276
10,595
Sole
N/a
Sole
EMERGING MARKETS TELECOMUNICATIONS FUND
Common Stock
290890102
1,275
67,374
Sole
N/a
Sole
FIRST TRUST VALUE LINE 100
Common Stock
33735d104
2,054
125,950
Sole
N/a
Sole
FIRST TRUST/FIDAC MORTG INCM
Common Stock
33734E103
422
25,601
Sole
N/a
Sole
FT DEARBORN INCOME SEC
Common Stock
347200107
5,216
350,310
Sole
N/a
Sole
GABELLI DIVIDEND & INCOME TRUST
Common Stock
36242H104
8,215
381,898
Sole
N/a
Sole
GABELLI GLOBAL MULTIMEDIA TRUST
Common Stock
36239Q109
5,463
420,557
Sole
N/a
Sole
HIGH YIELD PLUS FUND INC.
Common Stock
429906100
58
16,000
Sole
N/a
Sole
INSURED MUNI INCOME FUND(NAME CHANGE 8/95)
Common Stock
45809F104
2,417
179,320
Sole
N/a
Sole
ISHARES DJ SELECT DIVIDEND INDEX
Common Stock
464287168
2,848
39,855
Sole
N/a
Sole
ISHARES LEHMAN 20+ YEAR TREASURY BOND
Common Stock
464287432
1,139
12,904
Sole
N/a
Sole
ISHARES LEHMAN US TSY INFLA PROTECTED SEC
Common Stock
464287176
687
6,800
Sole
N/a
Sole
ISHARES MSCI AUSTRALIA
Common Stock
464286103
3,444
132,720
Sole
N/a
Sole
ISHARES MSCI CANADA
Common Stock
464286509
5,884
224,999
Sole
N/a
Sole
ISHARES MSCI EAFE INDEX FUND
Common Stock
464287465
582
7,631
Sole
N/a
Sole
ISHARES MSCI EMERGING MARKETS INDEX
Common Stock
464287234
2,668
22,902
Sole
N/a
Sole
ISHARES MSCI EMU INDEX FUND
Common Stock
464286608
2,765
25,530
Sole
N/a
Sole
ISHARES MSCI FRANCE
Common Stock
464286707
3,341
94,960
Sole
N/a
Sole
ISHARES MSCI HONG KONG
Common Stock
464286871
1,493
92,965
Sole
N/a
Sole
ISHARES MSCI JAPAN INDEX FUND
Common Stock
464286848
9,161
628,733
Sole
N/a
Sole
ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND
Common Stock
464286665
1,681
12,510
Sole
N/a
Sole
ISHARES MSCI SOUTH KOREA IND
Common Stock
464286772
230
4,555
Sole
N/a
Sole
ISHARES MSCI SPAIN INDEX FD
Common Stock
464286764
5,571
98,740
Sole
N/a
Sole
ISHARES MSCI TAIWAN INDEX FD
Common Stock
464286731
187
13,410
Sole
N/a
Sole
ISHARES MSCI UNITED KINGDOM
Common Stock
464286699
12,859
534,234
Sole
N/a
Sole
ISHARES S&P EUROPE 350 INDEX FUND
Common Stock
464287861
3,772
34,819
Sole
N/a
Sole
ISHARES S&P MIDCAP 400/BARRA VALUE INDEX
Common Stock
464287705
234
2,805
Sole
N/a
Sole
ISHARES S&P SMALLCAP 600/BARRA VALUE INDEX
Common Stock
464287879
247
3,220
Sole
N/a
Sole
ISHARES TR 1-3 YR TRS BD
Common Stock
464287457
1,117
13,878
Sole
N/a
Sole
J F CHINA REGION FUND, INC.
Common Stock
46614T107
538
26,900
Sole
N/a
Sole
JOHN HANCOCK BANK & THRIFT FUN
Common Stock
409735107
3,411
353,420
Sole
N/a
Sole
JOHN HANCOCK FINANCIAL
Common Stock
41014X105
252
13,659
Sole
N/a
Sole
JOHN HANCOCK PATRIOT SELECT DIVIDEND TRUST
Common Stock
41013U102
215
15,500
Sole
N/a
Sole
JOHN HANCOCK T/A DVD INCOME
Common Stock
41013V100
9,390
463,472
Sole
N/a
Sole
LAZARD GLOBAL TOT RT & INC
Common Stock
52106W103
3,527
158,865
Sole
N/a
Sole
LIBERTY ALL-STAR GROWTH FD
Common Stock
529900102
1,220
222,615
Sole
N/a
Sole
LMP CAPITAL & INCOME FUND, INC.
Common Stock
50208A102
4,982
258,950
Sole
N/a
Sole
MBIA CAP/CLAYMORE MGD DUR INV GRADE MUNI
Common Stock
55266X100
5,156
387,650
Sole
N/a
Sole
MEXICO FUND
Common Stock
592835102
813
20,449
Sole
N/a
Sole
MFS CHARTER INCOME TRUST
Common Stock
552727109
16,635
1,943,315
Sole
N/a
Sole
MFS GOVERNMENT MARKETS INCOME TRUST
Common Stock
552939100
28,695
4,300,817
Sole
N/a
Sole
MFS INTERMEDIATE INCOME
Common Stock
55273C107
29,355
4,704,400
Sole
N/a
Sole
MFS MULTI MARKET INCOME FUND
Common Stock
552737108
8,962
1,464,310
Sole
N/a
Sole
MONTGOMERY STREET INCOME SECURITIES
Common Stock
614115103
3,103
177,595
Sole
N/a
Sole
MORGAN STANLEY ASIA-PACIFIC FUND
Common Stock
61744U106
12,066
633,742
Sole
N/a
Sole
MORGAN STANLEY DEAN WITTER GOVT INCOME TR
Common Stock
61745P106
8,494
875,630
Sole
N/a
Sole
MORGAN STANLEY DEAN WITTER INSD MUN INC TR
Common Stock
61745P791
779
53,525
Sole
N/a
Sole
MORGAN STANLEY DEAN WITTR NY QUAL MUN SECS
Common Stock
61745P528
147
10,460
Sole
N/a
Sole
MORGAN STANLEY HIGH YIELD FD
Common Stock
61744M104
217
36,410
Sole
N/a
Sole
MORGAN STANLEY INCOME SEC INC
Common Stock
61745P874
1,750
108,112
Sole
N/a
Sole
MORGAN STANLEY INSURED MUNICIPAL BOND TRST
Common Stock
61745P817
660
46,360
Sole
N/a
Sole
MUNICIPAL ADVANTAGE FUND INC.-FIDELITY
Common Stock
626189104
10,632
774,897
Sole
N/a
Sole
NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND
Common Stock
64127J102
881
35,972
Sole
N/a
Sole
NEUBERGER BERMAN REAL ESTATE
Common Stock
64190A103
1,387
76,815
Sole
N/a
Sole
NEUBERGER BERMAN REAL ESTATE INCOME FUND
Common Stock
64126D106
1,493
55,495
Sole
N/a
Sole
NEUBERGER BERMAN REALTY, INC.
Common Stock
64126G109
4,729
197,602
Sole
N/a
Sole
NEW GERMANY FUND
Common Stock
644465106
19,029
1,154,642
Sole
N/a
Sole
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
Common Stock
67066V101
395
26,550
Sole
N/a
Sole
NUVEEN FLORIDA INVESTMENT QUALITY MUNI FUN
Common Stock
670970102
781
55,725
Sole
N/a
Sole
NUVEEN FLORIDA QUALITY INCOME MUNI FUND
Common Stock
670978105
1,528
108,445
Sole
N/a
Sole
NUVEEN INSURED FLORIDA TAX-FREE ADV MUNI
Common Stock
670655109
606
44,675
Sole
N/a
Sole
NUVEEN INSURED PREMIUM INC-2
Common Stock
6706D8104
1,030
77,564
Sole
N/a
Sole
NUVEEN NY INVESTMENT QUALITY MUNICIPAL FD
Common Stock
67062X101
281
19,800
Sole
N/a
Sole
NUVEEN NY QUALITY INCOME MUNICIPAL FUND
Common Stock
670986108
482
33,550
Sole
N/a
Sole
NUVEEN PENNSYLVANIA INV QUAL MUNI FUND
Common Stock
670972108
1,925
136,995
Sole
N/a
Sole
NUVEEN PREMIER MUNI INC FD
Common Stock
670988104
4,033
285,610
Sole
N/a
Sole
NUVEEN PREMIUM INC MUNI II
Common Stock
67063W102
951
66,395
Sole
N/a
Sole
NUVEEN PREMIUM INCOME MUNICIPAL FUND
Common Stock
67062T100
1,216
84,235
Sole
N/a
Sole
PETROLEUM & RESOURCES CORPORATION
Common Stock
716549100
363
10,490
Sole
N/a
Sole
PIONEER MUNI HI INCOME TRUST
Common Stock
723763108
4,482
298,610
Sole
N/a
Sole
PIONEER TAX ADV BALANCED FUND
Common Stock
72388R101
8,624
591,520
Sole
N/a
Sole
POWERSHARES ZACKS S/C PTFL
Common Stock
73935X674
8,368
310,863
Sole
N/a
Sole
PUTNAM CALIF INVT GRADE MUNI
Common Stock
746446103
2,895
196,123
Sole
N/a
Sole
PUTNAM HIGH YIELD MUNICIPAL TRUST
Common Stock
746781103
2,964
393,100
Sole
N/a
Sole
PUTNAM INVESTMENT GRADE MUNICIPAL TRUST
Common Stock
746805100
19,214
1,876,387
Sole
N/a
Sole
PUTNAM MANAGED MUNICIPAL INCOME TRUST
Common Stock
746823103
361
26,650
Sole
N/a
Sole
PUTNAM MUNICIPAL BOND FUND, INC.
Common Stock
74683V100
206
16,300
Sole
N/a
Sole
PUTNAM MUNICIPAL OPPORTUNITIES TRUST
Common Stock
746922103
7,519
611,794
Sole
N/a
Sole
PUTNAM PREMIER INCOME TRUST
Common Stock
746853100
28,509
4,326,170
Sole
N/a
Sole
PUTNAM TAX-FREE HEALTH CARE FUND
Common Stock
746920107
10,843
773,416
Sole
N/a
Sole
RMR HOSPITALITY & REAL ESTATE FUND
Common Stock
74963J108
261
11,800
Sole
N/a
Sole
RYDEX S&P EQUAL WEIGHT ETF
Common Stock
78355W106
27,633
569,185
Sole
N/a
Sole
S & P MID-CAP 400 DEPOSITARY RECEIPTS
Common Stock
595635103
1,212
7,838
Sole
N/a
Sole
S&P QUAL RANK GL EQ MGD TRST
Common Stock
09250D109
299
16,653
Sole
N/a
Sole
SUNAMERICA FOCUSED ALPHA GR
Common Stock
867037103
14,452
737,329
Sole
N/a
Sole
SWISS HELVETIA FUND
Common Stock
870875101
5,096
253,301
Sole
N/a
Sole
TAIWAN GREATER CHINA FUND
Common Stock
874037104
140
22,211
Sole
N/a
Sole
TCW STRATEGIC INCOME FUND INC
Common Stock
872340104
1,617
307,415
Sole
N/a
Sole
TEMPLETON DRAGON FUND, INC.
Common Stock
88018T101
227
10,000
Sole
N/a
Sole
THE EUROPEAN EQUITY FUND, INC
Common Stock
298768102
284
23,427
Sole
N/a
Sole
TRI-CONTINENTAL CORPORATION
Common Stock
895436103
56,647
2,495,479
Sole
N/a
Sole
VAN KAMPEN AMCAP IN FL COM
Common Stock
920932100
2,444
155,671
Sole
N/a
Sole
VAN KAMPEN AMCAP OH QL COM
Common Stock
920923109
604
38,600
Sole
N/a
Sole
VAN KAMPEN AMCAP PA VL COM
Common Stock
92112T108
1,536
105,114
Sole
N/a
Sole
VAN KAMPEN AMER CAP ADV MUN II
Common Stock
92112K107
567
41,389
Sole
N/a
Sole
VAN KAMPEN AMER CAP INSD MUN
Common Stock
920928108
193
13,000
Sole
N/a
Sole
VAN KAMPEN BOND FUND
Common Stock
920955101
9,500
544,125
Sole
N/a
Sole
VAN KAMPEN INCOME TRUST
Common Stock
920957107
3,346
554,885
Sole
N/a
Sole
VAN KAMPEN SLECT SECTOR MUNICIPAL TRUST
Common Stock
92112M103
1,308
96,108
Sole
N/a
Sole
WESTERN ASSET 2008 WORLDWIDE DLR GOVT TR
Common Stock
95766W103
17,065
1,629,915
Sole
N/a
Sole
WESTERN ASSET CLAY US TREAS INFL PROT 2
Common Stock
95766R104
47,505
3,998,763
Sole
N/a
Sole
WESTERN ASSET INFLATION MGMT FUND, INC.
Common Stock
95766U107
14,184
880,968
Sole
N/a
Sole
WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Common Stock
958435109
2,932
321,840
Sole
N/a
Sole
WESTERN ASSET MANAGED MUNI FUND, INC.
Common Stock
95766M105
1,664
147,215
Sole
N/a
Sole
WESTERN ASSET MUNICIPAL PARTNERS FUND II
Common Stock
95766V105
10,324
776,805
Sole
N/a
Sole
WESTERN ASSET MUNICIPAL PARTNERS FUND INC.
Common Stock
95766P108
1,475
107,043
Sole
N/a
Sole
WESTERN ASSET VAR RATE STRATEGIC FUND INC.
Common Stock
957667108
6,087
344,465
Sole
N/a
Sole
Total Securities:  151


789,902